Schedule of Operating Leases (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Right-of-use asset	$ 173,705		$ 41,210
Lease liability - current	58,504		42,042
Total lease liability	173,705		$ 42,042
Lease liabilities - non-current	$ 115,201